Segment Reporting - Summary of Share-based Compensation Expense (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
SHARE-BASED COMPENSATION	₸ (20,859)	₸ (19,984)	₸ (20,057)
Operating Segments | Payments
Disclosure of operating segments [line items]
SHARE-BASED COMPENSATION	(7,200)	(5,946)	(4,620)
Operating Segments | Marketplace
Disclosure of operating segments [line items]
SHARE-BASED COMPENSATION	(2,335)	(2,009)	(1,934)
Operating Segments | Fintech
Disclosure of operating segments [line items]
SHARE-BASED COMPENSATION	₸ (11,324)	₸ (12,029)	₸ (13,503)